TRANSACTIONS WITH RELATED PARTIES - Additional Information (Detail) (USD $)			3 Months Ended	12 Months Ended											12 Months Ended
	Dec. 31, 2011 Employee Maximum	Dec. 31, 2010 Employee Maximum	Dec. 31, 2010 Investee	Dec. 31, 2011 Investee	Dec. 31, 2011 Affiliated Entity	Dec. 31, 2010 Affiliated Entity	Dec. 31, 2009 Affiliated Entity	Dec. 31, 2011 Outside directors Anadarko	Dec. 31, 2010 Outside directors Anadarko	Dec. 31, 2009 Outside directors Anadarko	Dec. 31, 2011 Outside directors Customer	Dec. 31, 2010 Outside directors Customer	Dec. 31, 2011 Outside directors Customer Maximum	Dec. 31, 2010 Outside directors Customer Maximum	Dec. 31, 2011 Outside directors Proudfoot
Related Party Transaction [Line Items]
Transactions with related party, employee loans and advances	$ 100,000	$ 100,000
Transactions with related party, revenue			1,300,000	2,700,000	5,200,000	4,300,000	3,400,000	37,200,000	49,400,000	13,600,000	1,000,000	400,000
Transactions with related party, receivables			1,000,000	200,000	500,000	200,000		5,100,000	4,900,000				100,000	300,000
Transactions with related party, expenses															$ 4,100,000